(30) RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS

The Company’s controlling shareholders were, as of December 31, 2018, as follows:

•	State Grid Brazil Power Participações S.A

Indirect subsidiary of State Grid Corporation of China, a Chinese state-owned company primarily engaged in developing and operating businesses in the electric energy sector.

•	ESC Energia S.A.

Subsidiary of State Grid Brazil Power Participações S.A.

The direct and indirect interest in operating subsidiaries are described in note 1.

Controlling shareholders, associates companies, joint ventures and entities under common control that in some way exercise significant influence over the Company are considered to be related parties.

The main transactions are listed below:

a)	Purchase and sale of energy and charges - refer basically to energy purchased or sold by distribution, commercialization and generation subsidiaries through short or long-term agreements and tariffs for the use of the distribution system (TUSD). Such transactions, when conducted in the free market, are carried out under conditions considered by the Company as similar to market conditions at the time of the trading, according to internal policies previously established by the Company’s management. When conducted in the regulated market, the prices charged are set through mechanisms established by the Grant Authority.
b)	Intangible assets, Property, plant and equipment, Materials and Service – refers mainly to rendered services in advisory and management of energy plants, consulting and engineering.
c)	Advances – refer to advances for investments in research and development.

To ensure that commercial transactions with related parties are conducted under usual market conditions, the Company set up a “Related Parties Committee”, comprising representatives of the controlling shareholders, the Company and one independent member, responsible for analyzing the main transactions with related parties.

Management has considered the closeness of relationship with the related party together with other factors to determine the level of detail of the disclosed transactions and believes that significant information regarding transactions with related parties has been adequately disclosed.

The total compensation of key management personnel in 2018 was R$ 90,783 (R$ 73,670 in 2017 and R$ 58,132 in 2016). This amount comprises R$78,335 (R$64,516 in 2017 and R$ R$49,989 in 2016) in respect of short-term benefits, R$2,160 (R$1,516 in 2017 and R$ 1,212 in 2016) of post-employment benefits and a provision of R$10,288 (R$ 7,638 in 2017 and reversal of provision of R$ 6,930 in 2016) for other long-term benefits, and refers to the amount recognized on an accrual basis.

Transactions with entities under common control basically refer to transmission system charge paid by the Company’s subsidiaries to the direct or indirect subsidiaries of State Grid Corporation of China.

	ASSETS		LIABILITIES		INCOME			EXPENSES
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017	2018	2017	2016	2018	2017	2016

Advances
BAESA – Energética Barra Grande S.A.	-	-	657	691	-	-	-	-	-	-
Foz do Chapecó Energia S.A.	-	-	930	979	-	-	-	-	-	-
ENERCAN - Campos Novos Energia S.A.	-	-	1,155	1,212	-	-	-	-	-	-
EPASA - Centrais Elétricas da Paraiba	-	-	418	440	-	-	-	-	-	-

Energy purchases and sales, and charges
Entities under common control (Subsidiaries of State Grid Corporation of China)	-	-	16	13,330	-	-	-	152,369	91,302	-
BAESA – Energética Barra Grande S.A.	-	-	2,993	13,169	12	-	-	44,575	80,362	60,765
Foz do Chapecó Energia S.A.	-	-	41,850	37,415	18	-	215	490,713	381,193	358,272
ENERCAN - Campos Novos Energia S.A.	943	823	78,639	51,381	10,338	8,763	3,684	354,430	281,530	269,480
EPASA - Centrais Elétricas da Paraiba	-	-	13,397	19,458	19	-	-	143,845	137,376	91,010

Intangible assets, property, plant and equipment, materials and services rendered
BAESA – Energética Barra Grande S.A.	2	153	-	-	2,225	1,582	521	-	-	-
Foz do Chapecó Energia S.A.	15	2	-	-	2,143	1,726	1,424	-	-	-
ENERCAN - Campos Novos Energia S.A.	2	152	-	-	1,902	1,665	1,826	-	-	-
EPASA - Centrais Elétricas da Paraíba S.A.	534	416	-	-	3	(469)	488	-	-	-

Intragroup loans
EPASA - Centrais Elétricas da Paraíba S.A.	-	-	-	-	-	327	4,379	-	-	-

Dividend and interest on own capital
BAESA – Energética Barra Grande S.A.	3	108	-	-	-	-	-	-	-	-
Chapecoense Geração S.A.	33,733	32,734	-	-	-	-	-	-	-	-
ENERCAN - Campos Novos Energia S.A.	65,010	21,184	-	-	-	-	-	-	-	-

Others
Instituto CPFL	-	-	-	-	-	-	-	4,151	3,613	-